Employee Benefits, Amounts Recognized in Accumulated OCI and Weighted-Average Assumptions in Determining Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	5.00%	5.25%	5.75%
Expected return on plan assets	7.50%	8.25%	8.25%
Pension Benefits Qualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss	3,323	2,699
Net prior service credit	(2)	0
Net transition obligation	0	0
Total	3,321	2,699
Pension Benefits Nonqualified [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss	184	137
Net prior service credit	0	0
Net transition obligation	0	0
Total	184	137
Other benefits [Member]
Amounts Recognized in Accumulated Other Comprehensive Income Pre Tax [Abstract]
Net actuarial loss	19	61
Net prior service credit	(25)	(27)
Net transition obligation	1	1
Total	(5)	35
Weighted Average Assumptions for Determining Net Periodic Benefit Cost [Abstract]
Discount rate	4.75%	5.25%	5.75%
Expected return on plan assets	6.00%	6.00%	8.25%